Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

Note 17 - Related party transactions

During the fiscal year, we did not enter into any transactions with our directors and persons who own more than five percent of our common stock, or with their relatives and entities they control.